Leases - Future Minimum Rental Payments Required Under Noncancelable Operating Leases with Initial Terms In Excess of One Year (Detail) (USD $)	Dec. 31, 2013
Leases [Abstract]
December 31, 2014	$ 197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
December 31, 2018	36,000
Thereafter	$ 162,000